BUSINESS COMBINATIONS (Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed in Acquisition) (Details) In Thousands, unless otherwise specified					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Shuntong [Member] CNY	Dec. 31, 2011 Shuntong [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Shuntong [Member] Dealership agreements [Member] CNY	Dec. 31, 2011 Ruitai [Member] CNY	Dec. 31, 2011 Ruitai [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Ruitai [Member] Dealership agreements [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] Dealership agreements [Member] CNY	Dec. 31, 2011 Yuchen [Member] CNY	Dec. 31, 2011 Yuchen [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Yuchen [Member] Dealership agreements [Member] CNY
Business Acquisition [Line Items]
Total consideration					43,000			16,000			89,000			28,500
Current assets					161,549			58,903			20,680			115,086
Property, equipment, land and leasehold improvements					9,469			4,181			12,420			9,039
Intangible assets						3,200	26,800		9,100	16,500		8,300	40,900		10,600	21,200
Land use rights											13,500
Total identifiable assets acquired					201,018			88,684			95,800			155,925
Current liabilities					(159,944)			(71,126)			(23,874)			(114,463)
Deferred tax liabilites					(7,694)			(6,400)			(17,101)			(8,424)
Total liabilities assumed					(167,638)			(77,526)			(40,975)			(122,887)
Net identifiable assets acquired					33,380			11,158			54,825			33,038
Goodwill	12,163	73,634	73,634	73,634	9,620			14,104			34,175			15,735
Noncontrolling interests								(9,262)						(20,273)
Net assets acquired					43,000			16,000			89,000			28,500